Summary of Significant Accounting Policies - Schedule of Accumulated Other Comprehensive Loss Components (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Cumulative currency translation adjustment	$ 971,794	$ (68,784)	$ (337,701)
Unrealized losses on available-for-sale securities	(16)	(1,309)	(3,480)
Pension adjustments, net of related income taxes of $8,228 in 2014, $6,718 in 2013 and $7,918 in 2012	603	22,492	14,248
Total accumulated other comprehensive income (loss)	$ 972,381	$ (47,601)	$ (326,933)